Effect of the Great East Japan Earthquake (Tables)	12 Months Ended
Mar. 31, 2011
Effect of the Great East Japan Earthquake
Effect of Cost and Expense

	Millions of yen
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for trade receivables and finance receivables	¥—	¥3,434	¥3,434
Losses due to write-downs of damaged inventories and property, plant and equipment	1,005	167	1,172
Other	12	360	372

Total	¥1,017	¥3,961	¥4,978

	Thousands of U.S. Dollars
	2011
	Cost of sales	Selling, general and administrative expenses	Total costs and expenses
Bad debt expense for account receivables and finance receivables	$—	$41,374	$41,374
Losses due to write-downs of damaged inventories and property, plant and equipment	12,108	2,012	14,120
Other	145	4,337	4,482

Total	$12,253	$47,723	$59,976

Costs and Expenses by Operating Segments and Corporate

	Millions of Yen	Thousands of U.S. Dollars
	2011	2011
Imaging & Solutions	¥4,516	$54,409
Industrial Products	80	964
Other	139	1,675
Corporate	243	2,928

Ending balance	¥4,978	$59,976